OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2022
Disclosure of other investments [Abstract]
OTHER INVESTMENTS
6.	OTHER INVESTMENTS

	March 31, 2022	March 31, 2021
Equity investments designated as FVTOCI
Public companies	$2,383	$2,966
Private companies	71	2,289
	2,454	5,255
Equity investments designated as FVTPL
Public companies	11,533	10,478
Private companies	3,781	-
	15,314	10,478
Total	$17,768	$15,733

Investments in publicly traded companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. Investment in equity instruments that are held for trading are classified as FVTPL. For other investment in equity instruments, the Company can make an irrevocable election, on an instrument-by-instrument basis, to designate them as FVTOCI.

The continuity of such investments is as follows:

	Fair Value	Accumulated fair value change included in OCI	Accumulated fair value change included in P&L	Equity Investment designated as FVTOCI	Equity Investment designated as FVTPL
April 1, 2020	$8,750	$(34,879)	$-	$8,750	$-
Gain on equity investments designated as FVTOCI	12,069	12,069	-	12,551	-
Gain on equity investments designated as FVTPL	7,188	-	7,188	-	7,732
Acquisition	12,708	-	-	-	12,708
Disposal	(19,301)	-	-	(16,607)	(10,742)
Reclassified to short-term investments	(7,511)	-	-
Impact of foreign currency translation	1,830	-	-	561	780
March 31, 2021	$15,733	$(22,810)	$7,188	$5,255	$10,478
Loss on equity investments designated as FVTOCI	(1,526)	(1,526)	-	(1,526)	-
Loss equity investments designated as FVTPL	(3,485)	-	(3,485)	-	(3,485)
Acquisition	8,235	-	-	-	8,235
Disposal	(1,362)	-	-	(1,362)	-
Impact of foreign currency translation	173	-	-	87	86
March 31, 2022	$17,768	$(24,336)	$3,703	$2,454	$15,314